Inventory	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Inventory

NOTE 2 – INVENTORY

As of March 31, 2021 and March 31, 2020, the Company had inventory of $47,068 and $50,357 of inventory, respectively, however, reserves of equal amounts for each respective period were taken because of the substantial doubt in the Company’s ability to utilize this inventory to obtain material sales.

The inventory components are as follows:

	As of March 31
	2021	2020
Finished Goods	$36,973	$50,357
Raw Materials	8,773	—
Manufacturing Supplies	1,322	—
	47,068	50,357
Reserve for Obsolete Inventory	(47,068)	(50,357)
Total Net	$—	$—

The Company recognized income of $3,289 related to the change in the reserve of obsolete inventory for the year ended March 31, 2021. For the year ended March 31, 2020, the Company recognized expense of $50,357 related to the reserve of obsolete inventory.